Going Concern and Management's Liquidity Plan (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,159,758	$ 1,573,726	$ 7,625,397	$ 13,042,709
Accumulated deficit	57,347,683		56,187,925	48,562,528
Net cash used in operating activities	1,152,128	$ 1,493,555	5,896,400	$ 6,355,838
Cash balance	720,131		1,307,231
Working capital deficiency	$ 1,412,686		$ 452,434